Longleaf Partners Fund
Portfolio of Investments
September 30, 2023
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Aerospace & Defense
RTX Corporation	635,612	$ 45,744,996	3.5%
Air Freight & Logistics
FedEx Corporation	313,753	83,119,445	6.3
Building Products
Fortune Brands Innovations, Inc.	852,545	52,994,197	4.0
Capital Markets
Affiliated Managers Group, Inc.	492,252	64,160,126	4.8
Entertainment
Live Nation Entertainment, Inc.*	667,329	55,415,000	4.2
Warner Bros., Discovery, Inc.*	6,463,736	70,196,173	5.3
Warner Music Group Corp.	2,176,653	68,346,904	5.1
		193,958,077	14.6
Financial Services
Fidelity National Information Services, Inc.	931,243	51,469,800	3.9
Fiserv, Inc.*	328,429	37,099,340	2.8
		88,569,140	6.7
Food Products
Kellogg Company	994,382	59,175,673	4.5
Hotels, Restaurants & Leisure
Hyatt Hotels Corporation - Class A	477,283	50,630,180	3.8
MGM Resorts International	1,409,430	51,810,647	3.9
		102,440,827	7.7
Insurance
Fairfax Financial Holdings Limited (Canada)	82,939	67,704,970	5.1
Interactive Media & Services
IAC, Inc.*	1,240,084	62,487,833	4.7
Leisure Products
Mattel, Inc.*	3,772,498	83,108,131	6.3
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.*	171,987	61,648,740	4.7
Machinery
CNH Industrial N.V. (Italian Exchange) (Netherlands)	3,306,184	40,337,643	3.1
CNH Industrial N.V. (U.S. Exchange) (Netherlands)	806,177	9,754,742	0.7
		50,092,385	3.8
Media
Liberty Broadband Corporation - Series C*	761,905	69,577,165	5.3
Oil, Gas & Consumable Fuels
CNX Resources Corporation*	3,706,366	83,689,744	6.3
Textiles, Apparel & Luxury Goods
PVH Corp.	765,955	58,603,217	4.4
Total Common Stocks (Cost $1,116,982,641)		1,227,074,666	92.7
0

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement with State Street Bank, 4.46%, dated 09/29/23, due 10/02/23, Repurchase price $94,368,060 (Collateral: $96,219,720 U.S. Treasury Bonds, 3.75% - 4.125% due 5/31/30 to 8/31/30, Par $99,471,700) (Cost $94,333,000)	94,333,000	$ 94,333,000	7.1%
Total Investments (Cost $1,211,315,641)		1,321,407,666	99.8
Other Assets (Liabilities), Net		2,309,396	0.2
Net Assets		$1,323,717,062	100.0%

*	Non-income producing security.
Note: Companies headquartered outside the U.S. represent 8.9% of net assets.
See Notes to Portfolio of Investments.

Longleaf Partners Small-Cap Fund
Portfolio of Investments
September 30, 2023
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Beverages
The Boston Beer Company, Inc. Class - A*	106,204	$ 41,369,644	4.9%
Building Products
Masonite International Corporation*	328,768	30,647,753	3.6
Capital Markets
Lazard Ltd - Class A(a)	694,348	21,531,732	2.6
Construction Materials
Knife River Corporation*	762,611	37,238,295	4.4
Consumer Staples Distribution & Retail
Ingles Markets, Incorporated - Class A	429,537	32,357,022	3.9
Diversified Consumer Services
Graham Holdings Company - Class B	67,379	39,281,957	4.7
Diversified REITs
Empire State Realty Trust, Inc.(b)	4,906,264	39,446,363	4.7
Park Hotels & Resorts Inc.	1,817,470	22,391,230	2.7
		61,837,593	7.4
Entertainment
Atlanta Braves Holdings, Inc. - Class C (Formerly Liberty Braves Group)*	982,236	35,095,292	4.2
Madison Square Garden Sports Corp. - Class A*	57,633	10,160,698	1.2
		45,255,990	5.4
Food Products
Gruma, S.A.B. DE C.V. (Mexico)	3,048,584	52,073,016	6.2
Westrock Coffee Company*(b)	5,360,476	47,493,817	5.6
		99,566,833	11.8
Hotels, Restaurants & Leisure
Hyatt Hotels Corporation - Class A	296,203	31,421,214	3.7
Insurance
Oscar Health, Inc. - Class A*(b)	7,399,503	41,215,232	4.9
White Mountains Insurance Group, Ltd.	27,961	41,820,988	5.0
		83,036,220	9.9
Leisure Products
Mattel, Inc.*	2,521,419	55,546,861	6.6
Office REITs
Douglas Emmett, Inc.	1,616,862	20,631,159	2.5
Oil, Gas & Consumable Fuels
CNX Resources Corporation*	2,359,339	53,273,875	6.3
Real Estate Management & Development
Anywhere Real Estate Inc.*(b)	5,710,068	36,715,737	4.4
Total Common Stocks (Cost $546,126,869)		689,711,885	82.1
Preferred Stock
Technology Hardware, Storage & Peripherals
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%(b)(c)(d) (Cost $95,452,160)	932,150	76,063,440	9.1
	Principal Amount
Corporate Bonds
Diversified Telecommunication Services
Lumen Technologies, Inc. 4.50% 144A Senior Notes due 1/15/2029(e) (Cost $13,326,419)	30,742,000	9,571,214	1.1

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement with State Street Bank, 4.46%, dated 09/29/23, due 10/02/23, Repurchase price $56,743,082 (Collateral: $57,856,505 U.S. Treasury Bond, 3.75% due 05/31/30, Par $60,187,900) (Cost $56,722,000)	56,722,000	$ 56,722,000	6.7%
Total Investments (Cost $711,627,448)		832,068,539	99.0
Other Assets (Liabilities), Net		8,246,373	1.0
Net Assets		$840,314,912	100.0%

*	Non-income producing security.
(a)	Master Limited Partnership
(b)	Affiliated issuer during the period. See Note 3.
(c)	Investment categorized as Level 3 in fair value hierarchy. See Note 4.
(d)	These shares were acquired directly from the issuer in a private placement on February 26, 2021 with a total cost at September 30, 2023 of $95,452,160. They are considered restricted securities under the Securities Act of 1933 (the "33 Act"). These shares may be sold only if registered under the 33 Act or an exemption is available. The issuer has filed with the SEC a registration statement on Form S-3 providing for the potential resale on an ongoing basis under 33 Act Rule 415 of Common Stock issuable upon conversion of the Series B Preferred Stock, subject to certain terms of a Registration Rights Agreement with the issuer. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued by Southeastern Asset Management as designee under procedures adopted by the Board of Trustees (See Note 2).
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
Note: Companies headquartered outside the U.S. represent 6.2% of net assets.
See Notes to Portfolio of Investments.

Longleaf Partners International Fund
Portfolio of Investments
September 30, 2023
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Banks
HDFC Bank Ltd. (Formerly Housing Development Finance Corporation Ltd.) (India)	1,182,319	$ 21,731,049	3.1%
Beverages
Becle, S.A.B. de C.V. (Mexico)	7,378,752	17,621,785	2.5
Broadline Retail
Alibaba Group Holding Limited* (China)	2,878,600	31,465,935	4.5
Prosus N.V. (Netherlands)	913,904	26,977,002	3.8
		58,442,937	8.3
Chemicals
Kansai Paint Co., LTD. (Japan)	1,179,600	16,872,290	2.4
LANXESS AG (Germany)	757,573	19,262,704	2.8
		36,134,994	5.2
Entertainment
Juventus Football Club S.p.A.* (Italy)	60,638,271	19,297,054	2.8
Financial Services
EXOR N.V. (Netherlands)	420,900	37,353,008	5.3
Food Products
Glanbia plc (Ireland)	2,967,092	48,967,915	7.0
Gruma, S.A.B. DE C.V. (Mexico)	2,248,418	38,405,340	5.5
Premier Foods plc (United Kingdom)	22,538,242	32,998,691	4.7
WH Group Limited (Hong Kong)	53,566,522	28,113,882	4.0
		148,485,828	21.2
Hotels, Restaurants & Leisure
Accor S.A. (France)	998,075	33,703,560	4.8
Delivery Hero SE* (Germany)	619,947	17,808,277	2.5
Domino's Pizza Group PLC (United Kingdom)	6,907,395	31,721,910	4.5
Jollibee Foods Corporation (Philippines)	6,818,370	27,646,601	4.0
Melco International Development Limited* (Hong Kong)	23,653,700	18,968,993	2.7
		129,849,341	18.5
Household Durables
Man Wah Holdings Limited (Hong Kong)	24,853,700	17,455,781	2.5
Insurance
Fairfax Financial Holdings Limited (Canada)	44,228	36,104,310	5.1
Interactive Media & Services
Naver Corporation (South Korea)	123,070	18,377,505	2.6
Life Sciences Tools & Services
Eurofins Scientific (France)	295,596	16,719,760	2.4
Professional Services
Applus Services, S.A. (Spain)	1,710,445	17,902,843	2.6
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA (Switzerland)	245,887	30,086,136	4.3
Kering (France)	40,484	18,486,058	2.6
		48,572,194	6.9
Wireless Telecommunication Services
Millicom International Cellular S.A.* (Sweden)	1,248,262	19,394,216	2.8
Total Common Stocks (Cost $570,905,756)		643,442,605	91.8

continued
	Shares	Value	% of Net Assets
Warrants
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA Warrants, exercise price $73.19, 11/22/23* (Switzerland) (Cost $0)	1,311,288	$ 973,850	0.1%
	Principal Amount
Short-Term Obligations
Repurchase agreement with State Street Bank, 4.46%, dated 09/29/23, due 10/02/23, Repurchase price $57,565,387 (Collateral: $58,694,920 U.S. Treasury Bond, 3.75% due 05/31/30, Par $61,060,100) (Cost $57,544,000)	57,544,000	57,544,000	8.2
Total Investments (Cost $628,449,756)		701,960,455	100.1
Other Assets (Liabilities), Net		(870,088)	(0.1)
Net Assets		$701,090,367	100.0%

*	Non-income producing security.

Country Weightings
Net Assets
France	9.8%
United Kingdom	9.2
Hong Kong	9.2
Netherlands	9.1
Mexico	8.0
Ireland	7.0
Germany	5.3
Canada	5.1
China	4.5
Switzerland	4.4
Philippines	4.0
India	3.1
Sweden	2.8
Italy	2.8
South Korea	2.6
Spain	2.6
Japan	2.4
Cash & Other	8.1
100.0%
See Notes to Portfolio of Investments.

Longleaf Partners Global Fund
Portfolio of Investments
September 30, 2023
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Air Freight & Logistics
FedEx Corporation (United States)	57,730	$ 15,293,832	6.3%
Broadline Retail
Prosus N.V. (Netherlands)	406,140	11,988,611	5.0
Building Products
Fortune Brands Innovations, Inc. (United States)	77,237	4,801,052	2.0
Capital Markets
Affiliated Managers Group, Inc. (United States)	89,245	11,632,193	4.8
Entertainment
Live Nation Entertainment, Inc.* (United States)	127,278	10,569,165	4.4
Warner Bros., Discovery, Inc.* (United States)	1,181,879	12,835,206	5.3
Warner Music Group Corp. (United States)	210,320	6,604,048	2.7
		30,008,419	12.4
Financial Services
EXOR N.V. (Netherlands)	173,658	15,411,377	6.4
Fidelity National Information Services, Inc. (United States)	129,181	7,139,834	2.9
		22,551,211	9.3
Food Products
Glanbia plc (Ireland)	599,564	9,895,008	4.1
Kellogg Company (United States)	180,997	10,771,131	4.5
		20,666,139	8.6
Hotels, Restaurants & Leisure
Accor S.A. (France)	135,139	4,563,450	1.9
Delivery Hero SE* (Germany)	210,403	6,043,928	2.5
Hyatt Hotels Corporation - Class A (United States)	43,707	4,636,438	1.9
Melco International Development Limited* (Hong Kong)	3,084,644	2,473,718	1.0
MGM Resorts International (United States)	259,780	9,549,513	4.0
		27,267,047	11.3
Insurance
Fairfax Financial Holdings Limited (Canada)	11,380	9,289,750	3.9
Interactive Media & Services
IAC, Inc.* (United States)	226,746	11,425,731	4.7
Leisure Products
Mattel, Inc.* (United States)	505,258	11,130,834	4.6
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.* (United States)	31,869	11,423,443	4.7
Eurofins Scientific (France)	106,801	6,040,972	2.5
		17,464,415	7.2
Oil, Gas & Consumable Fuels
CNX Resources Corporation* (United States)	678,690	15,324,820	6.4
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA (Switzerland)	49,268	6,028,312	2.5
PVH Corp. (United States)	73,276	5,606,347	2.3
		11,634,659	4.8
Wireless Telecommunication Services
Millicom International Cellular S.A.* (Sweden)	726,580	11,288,856	4.7
Total Common Stocks (Cost $217,875,821)		231,767,569	96.0

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement with State Street Bank, 4.46%, dated 09/29/23, due 10/02/23, Repurchase price $10,705,978 (Collateral: $10,916,122 U.S. Treasury Bond, 3.75% due 05/31/30, Par $11,356,000) (Cost $10,702,000)	10,702,000	$ 10,702,000	4.4%
Total Investments (Cost $228,577,821)		242,469,569	100.4
Other Assets (Liabilities), Net		(1,012,062)	(0.4)
Net Assets		$241,457,507	100.0%

*	Non-income producing security.

Country Weightings
Net Assets
United States	61.5%
Netherlands	11.4
Sweden	4.7
France	4.4
Ireland	4.1
Canada	3.9
Germany	2.5
Switzerland	2.5
Hong Kong	1.0
Cash & Other	4.0
100.0%
See Notes to Portfolio of Investments.

Notes to Portfolios of Investments
(Unaudited)
1.    Organization
Longleaf Partners Fund, Longleaf Partners Small-Cap Fund, Longleaf Partners International Fund, and Longleaf Partners Global Fund (the “Funds”) are non-diversified and each is a series of Longleaf Partners Funds Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.
2.    Significant Accounting Policies
The Funds follow the accounting and reporting guidance in FASB Accounting Standards Codification 946.
Management Estimates
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”); these principles may require the use of estimates by Fund management. Actual results could differ from those estimates.
Security Valuation
The following is a description of the valuation techniques applied to the Funds’ investments (see also Note 4. Fair Value Measurements).
Portfolio securities listed or traded on a securities exchange (U.S. or foreign), on the NASDAQ national market, or any representative quotation system providing same day publication of actual prices, are valued at the last sale price, and categorized as Level 1 of the fair value hierarchy. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices or, if there are no such prices, the prior day’s close, and categorized as Level 2.
In the case of bonds and other fixed income securities, valuations are furnished by a pricing service which takes into account factors in addition to quoted prices (such as trading characteristics, yield, quality, coupon rate, maturity, type of issue, and other market data relating to the priced security or other similar securities) where taking such factors into account would lead to a more accurate reflection of the fair market value of such securities. Such securities are categorized as Level 2.
When market quotations are not readily available, valuations of portfolio securities are determined by Southeastern Asset Management, Inc. (“Southeastern”) in accordance with procedures adopted by and under the general supervision of the Funds' Board of Trustees. In determining fair value, Southeastern considers relevant qualitative and quantitative information including news regarding significant market or security specific events. Southeastern may also utilize a service provided by an independent third party to assist in fair valuation of certain securities. These factors are subject to change over time and are reviewed periodically. Because the utilization of fair value depends on market activity, the frequency with which fair valuation may be used cannot be predicted. Estimated values may differ from the values that would have been used had a ready market for the investment existed. Such securities are categorized as either Level 2 or 3.
Repurchase agreements are valued at cost which, combined with accrued interest, approximates market value. Short-term U.S.Government obligations purchased with a remaining maturity of more than 60 days are valued through pricing obtained through pricing services approved by the Funds’ Trustees. Obligations purchased with a remaining maturity of 60 days or less or existing positions that have less than 60 days to maturity generally are valued at amortized cost, which approximates market value. However, if amortized cost is deemed not to reflect fair value, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Such securities are categorized as Level 2.

The Funds determine net asset values (“NAVs”) once a day, at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually at 4:00 p.m. Eastern time) on days the Exchange is open for business. The Exchange is closed for specified national holidays and on weekends. Foreign securities are generally priced at the latest market close in the foreign market, which may be at different times or days than the close of the Exchange. If country specific (i.e. natural disaster, economic or political developments), issuer specific (i.e. earnings report, merger announcement), or U.S. markets-specific (i.e. significant movement in U.S. markets that would likely affect the value of foreign securities) events occur which could materially affect the NAV between the close of the foreign market and normal pricing at the close of the Exchange, foreign securities may be fair valued by Southeastern in accordance with procedures adopted by and under the general supervision of the Board using observable data (i.e. trading in depository receipts) or using an external pricing service approved by the Board. The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. Such securities are categorized as Level 2.
Security Transactions
For financial reporting purposes, the Funds record security transactions on trade date.
Federal Income Taxes
The tax basis unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of September 30, 2023 were as follows:
	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Gross unrealized appreciation	$230,601,417	$166,313,870	$142,317,966	$44,008,944
Gross unrealized depreciation	(132,608,070)	(58,069,428)	(68,807,267)	(31,805,843)
Net unrealized appreciation	$97,993,347	$108,244,442	$73,510,699	$12,203,101
Cost for federal income tax purposes	$1,223,414,319	$723,824,097	$628,449,756	$230,266,468
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of each transaction. The market values of investment securities, assets and liabilities are translated into U.S. dollars daily. The Funds do not isolate the portion of net realized and unrealized gains or losses in security investments which are attributable to changes in foreign exchange rates. Accordingly, the impact of such changes is included in the realized and unrealized gains or losses on the underlying securities.
Repurchase Agreements
The Funds may engage in repurchase agreement transactions. The Fixed Income Clearing Corporation (“FICC”) sells U.S. government or agency securities to each Fund under agreements to repurchase these securities at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a weekend. Each Fund, through FICC, receives delivery of the underlying U.S. government or agency securities as collateral, whose market value is required to be at least equal to the repurchase price. If FICC becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

3.    Affiliated Issuer
Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock during all or part of the period. Affiliated companies during the period ended September 30, 2023 were as follows:
	Shares at 9/30/23	Value at 12/31/22	Purchases	Sales	Dividends	Net Realized Gain (Loss) 1/1/23 to 9/30/23	Net Unrealized Appreciation (Depreciation) 1/1/23 to 9/30/23	Value at 9/30/23
Small-Cap Fund
Common Stocks
Anywhere Real Estate Inc.* (Real Estate Management & Development)	5,710,068	$41,579,998	$1,544,536	$6,448,409	$—	$(17,469,338)	$17,508,950	$36,715,737
Empire State Realty Trust, Inc.(a)(Diversified REITs)	4,906,264	55,701,031	—	23,503,722	674,892	(7,601,355)	14,850,409	39,446,363
Oscar Health, Inc. - Class A*(a) (Insurance)	7,399,503	35,838,417	10,752,556	60,512,777	—	(11,789,261)	66,926,297	41,215,232
Westrock Coffee Company* (Food Products)	5,360,476	93,217,930	2,819,348	24,346,743	—	4,988,863	(29,185,581)	47,493,817
Preferred Stock
Eastman Kodak Company Convertible Preferred Stock - Series B 4.0%(b)(c) (Technology Hardware, Storage & Peripherals)	932,150	66,369,080	—	—	2,796,450	—	9,694,360	76,063,440
		$292,706,456	$15,116,440	$114,811,651	$3,471,342	$(31,871,091)	$79,794,435	$240,934,589
*	Non-income producing security.
(a)	Not an affiliate at the end of the period.
(b)	Restricted security, see Portfolio of Investments for additional disclosures.
(c)	Investment categorized as Level 3 in fair value hierarchy. See Note 4.
4.    Fair Value Measurements
FASB ASC 820 established a single definition of fair value for financial reporting, created a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and required additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.
A summary of the inputs used in valuing the Funds’ investments at September 30, 2023 follows:
	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stocks	$1,227,074,666	$—	$—	$1,227,074,666
Short-Term Obligations	—	94,333,000	—	94,333,000

	Level 1	Level 2	Level 3	Total Value
Partners Fund
	$1,227,074,666	$94,333,000	$—	$1,321,407,666

	Level 1	Level 2	Level 3	Total Value
Small-Cap Fund
Common Stocks	$689,711,885	$—	$—	$689,711,885
Preferred Stock	—	—	76,063,440	76,063,440
Corporate Bonds	—	9,571,214	—	9,571,214
Short-Term Obligations	—	56,722,000	—	56,722,000
	$689,711,885	$66,293,214	$76,063,440	$832,068,539

	Level 1	Level 2	Level 3	Total Value
International Fund
Common Stocks	$643,442,605	$—	$—	$643,442,605
Warrants	973,850	—	—	973,850
Short-Term Obligations	—	57,544,000	—	57,544,000
	$644,416,455	$57,544,000	$—	$701,960,455

	Level 1	Level 2	Level 3	Total Value
Global Fund
Common Stocks	$231,767,569	$—	$—	$231,767,569
Short-Term Obligations	—	10,702,000	—	10,702,000
	$231,767,569	$10,702,000	$—	$242,469,569
The following table provides quantitative information related to the significant unobservable inputs used to determine the value of Level 3 assets and the sensitivity of the valuations to changes in those significant unobservable inputs. These securities were valued by a third party specialist utilizing the income approach, which includes an analysis of various factors and subjective assumptions, including the current common stock price, expected period until exercise, expected volatility of the common stock, expected dividends, risk-free rate, credit quality of the issuer, and common stock borrow cost. Because a variety of factors and inputs, both observable and unobservable, are considered in determining fair values, the significant unobservable inputs presented below do not reflect all inputs significant to the fair value determination.
Fund	Investments in Securities	Fair Value (000s)	Valuation Technique	Unobservable Input	Value or Range of Input	Impact to Valuation from an Increase in Input*
Small-Cap Fund	Preferred Stock	$76,063	Binomial Lattice Pricing	Straight Debt Yield	16.25%	Decrease
				Expected Volatility	49%	Increase
*	Represents the directional change in the fair value that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in insolation could result in significantly higher or lower fair value.
The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September 30, 2023:
Small-Cap Fund
Fair value at December 31, 2022	$66,369,080
Change in unrealized appreciation	9,694,360
Fair value at September 30, 2023	$76,063,440